Expense Example - Class K - BlackRock LifePath Dynamic 2025 Fund - Class K Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	304
Expense Example, with Redemption, 10 Years	$ 741